Property and Equipment, Net (Details)		12 Months Ended
	Sep. 08, 2022 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Property and Equipment, Net [Line Items]
Depreciation and amortization expenses		$ 328,052	¥ 2,225,867	¥ 2,218,894	¥ 2,187,449
Impairment loss			3,798,284
Rural Commercial Bank [Member]
Property and Equipment, Net [Line Items]
Line of credit	¥ 5,200,000		¥ 7,000,000
Line of credit expiration term	5 years	5 years	5 years